Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,447
Impact of foreign exchange	14
Balance at ending	2,461
Agricultural equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,645
Impact of foreign exchange	7
Balance at ending	1,652
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588
Impact of foreign exchange	2
Balance at ending	590
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	57
Impact of foreign exchange	2
Balance at ending	59
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	152
Impact of foreign exchange	3
Balance at ending	$ 155